Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	December 2022
Payment Date	1/17/2023
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	4.56732%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,441,123.79

Principal:
Principal Collections	$31,209,885.16
Prepayments in Full	$16,149,232.35
Liquidation Proceeds	$21,505.00
Recoveries	$0.00
Sub Total	$47,380,622.51
Collections	$51,821,746.30

Purchase Amounts:
Purchase Amounts Related to Principal	$423,114.40
Purchase Amounts Related to Interest	$1,526.66
Sub Total	$424,641.06

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$52,246,387.36

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	December 2022
Payment Date	1/17/2023
Transaction Month	2
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$52,246,387.36
Servicing Fee	$1,185,247.28	$1,185,247.28	$0.00	$0.00	$51,061,140.08
Interest - Class A-1 Notes	$868,085.02	$868,085.02	$0.00	$0.00	$50,193,055.06
Interest - Class A-2a Notes	$1,344,021.50	$1,344,021.50	$0.00	$0.00	$48,849,033.56
Interest - Class A-2b Notes	$669,873.60	$669,873.60	$0.00	$0.00	$48,179,159.96
Interest - Class A-3 Notes	$2,021,659.83	$2,021,659.83	$0.00	$0.00	$46,157,500.13
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$45,826,250.13
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,826,250.13
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$45,629,508.13
Second Priority Principal Payment	$11,292,687.90	$11,292,687.90	$0.00	$0.00	$34,336,820.23
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$34,195,238.56
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,195,238.56
Regular Principal Payment	$194,846,154.79	$34,195,238.56	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$52,246,387.36

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$11,292,687.90
Regular Principal Payment					$34,195,238.56
Total					$45,487,926.46

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$45,487,926.46	$178.86	$868,085.02	$3.41	$46,356,011.48	$182.27
Class A-2a Notes	$0.00	$0.00	$1,344,021.50	$4.48	$1,344,021.50	$4.48
Class A-2b Notes	$0.00	$0.00	$669,873.60	$4.19	$669,873.60	$4.19
Class A-3 Notes	$0.00	$0.00	$2,021,659.83	$4.39	$2,021,659.83	$4.39
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$45,487,926.46	$34.57	$5,573,213.62	$4.24	$51,061,140.08	$38.81

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	December 2022
Payment Date	1/17/2023
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$206,138,842.69	0.8105491	$160,650,916.23	0.6316881
Class A-2a Notes	$300,340,000.00	1.0000000	$300,340,000.00	1.0000000
Class A-2b Notes	$160,000,000.00	1.0000000	$160,000,000.00	1.0000000
Class A-3 Notes	$460,340,000.00	1.0000000	$460,340,000.00	1.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$1,267,598,842.69	0.9633821	$1,222,110,916.23	0.9288110

Pool Information
Weighted Average APR	3.780%	3.788%
Weighted Average Remaining Term	53.82	53.03
Number of Receivables Outstanding	44,637	43,725
Pool Balance	$1,422,296,736.96	$1,374,484,202.22
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,272,365,736.36	$1,230,006,154.79
Pool Factor	0.9667064	0.9342092

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$144,478,047.43
Targeted Overcollateralization Amount	$187,463,727.33
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$152,373,285.99

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	December 2022
Payment Date	1/17/2023
Transaction Month	2
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		72	$8,797.83
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$8,797.83
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0074%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			0.0002%
Current Collection Period			0.0075%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		110	$9,086.94
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$9,086.94
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0006%

Average Realized Loss for Receivables that have experienced a Realized Loss			$82.61
Average Net Loss for Receivables that have experienced a Realized Loss			$82.61

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.53%	194	$7,304,767.20
61-90 Days Delinquent	0.04%	15	$602,218.31
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	1	$20,161.52
Total Delinquent Receivables	0.58%	210	$7,927,147.03

Repossession Inventory:
Repossessed in the Current Collection Period		4	$151,358.27
Total Repossessed Inventory		4	$151,358.27

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			0.0045%
Current Collection Period			0.0366%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0453%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	December 2022
Payment Date	1/17/2023
Transaction Month	2

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	120	$5,033,439.34
2 Months Extended	111	$4,501,914.78
3+ Months Extended	3	$174,612.47

Total Receivables Extended	234	$9,709,966.59
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer